Brandes U.S. Value ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks – 98.9%
Communication Services – 6.3%
Alphabet, Inc., Class C ......................................................... 29,480 $ 4,605,661
Comcast Corp., Class A ........................................................ 149,361 5,511,421
Omnicom Group, Inc. .......................................................... 45,653 3,785,090
13,902,172
Consumer Discretionary – 4.2%
AutoZone, Inc.* ............................................................... 848 3,233,238
LKQ Corp. ................................................................... 86,369 3,674,137
Mohawk Industries, Inc.* ........................................................ 19,501 2,226,624
9,133,999
Consumer Staples – 4.3%
Ingredion, Inc. ................................................................ 19,640 2,655,524
Kenvue , Inc. ................................................................. 141,414 3,391,108
Sysco Corp. .................................................................. 46,752 3,508,270
9,554,902
Energy – 7.7%
Chevron Corp. ................................................................ 46,120 7,715,415
Halliburton Co. ............................................................... 151,874 3,853,043
Schlumberger NV ............................................................. 66,975 2,799,555
World Kinect Corp. ............................................................ 85,873 2,435,358
16,803,371
Financials – 27.9%
American International Group, Inc. ................................................ 39,659 3,447,953
Arch Capital Group Ltd. ......................................................... 50,167 4,825,062
Bank of America Corp. ......................................................... 135,200 5,641,896
Bank of New York Mellon Corp. (The) ............................................. 51,111 4,286,679
Berkshire Hathaway, Inc., Class B* ............................................... 4,584 2,441,347
Citigroup, Inc. ................................................................ 70,087 4,975,476
Fiserv, Inc.* .................................................................. 22,678 5,007,983
JPMorgan Chase & Co. ........................................................ 14,915 3,658,649
OneMain Holdings, Inc. ......................................................... 41,226 2,015,127
PNC Financial Services Group, Inc. (The) .......................................... 24,758 4,351,714
State Street Corp. ............................................................. 29,540 2,644,716
Truist Financial Corp. .......................................................... 51,019 2,099,432
W R Berkley Corp. ............................................................ 69,525 4,947,399
Wells Fargo & Co. ............................................................. 72,130 5,178,213
Willis Towers Watson PLC ...................................................... 17,123 5,786,718
61,308,364
Health Care – 21.4%
Cardinal Health, Inc. ........................................................... 29,086 4,007,178
Cigna Group (The) ............................................................ 17,433 5,735,457
CVS Health Corp. ............................................................. 50,451 3,418,055
HCA Healthcare, Inc. ........................................................... 10,994 3,798,977
Johnson & Johnson ............................................................ 25,399 4,212,170
Labcorp Holdings, Inc. ......................................................... 13,787 3,208,787
McKesson Corp. .............................................................. 7,151 4,812,552
Merck & Co., Inc. .............................................................. 57,479 5,159,315
Pfizer, Inc. ................................................................... 191,518 4,853,066
Sanofi SA, ADR ............................................................... 89,372 4,956,571

Brandes U.S. Value ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
UnitedHealth Group, Inc. ........................................................ 5,455 $ 2,857,056
47,019,184
Industrials – 11.6%
Emerson Electric Co. .......................................................... 34,313 3,762,077
FedEx Corp. ................................................................. 16,788 4,092,579
Gates Industrial Corp. PLC* ..................................................... 103,710 1,909,301
General Dynamics Corp. ........................................................ 7,077 1,929,049
Hexcel Corp. ................................................................. 37,078 2,030,391
Knight-Swift Transportation Holdings, Inc. .......................................... 42,072 1,829,711
SS&C Technologies Holdings, Inc. ................................................ 60,707 5,070,856
Textron, Inc. .................................................................. 66,729 4,821,170
25,445,134
Information Technology – 9.5%
Amdocs Ltd. ................................................................. 61,937 5,667,236
Cisco Systems, Inc. ............................................................ 28,233 1,742,258
Cognizant Technology Solutions Corp., Class A ...................................... 59,193 4,528,264
Flex Ltd.* .................................................................... 109,434 3,620,077
Micron Technology, Inc. ......................................................... 36,012 3,129,083
Open Text Corp. .............................................................. 41,625 1,051,448
Qorvo , Inc.* .................................................................. 16,452 1,191,289
20,929,655
Materials – 3.7%
Corteva , Inc. ................................................................. 85,641 5,389,388
Westlake Corp. ............................................................... 27,178 2,718,615
8,108,003
Utilities – 2.3%
Entergy Corp. ................................................................ 30,440 2,602,316
Evergy , Inc. .................................................................. 35,636 2,457,102
5,059,418
Total Common Stocks (Cost $206,912,723) ....................................................... 217,264,202
Money Market Funds – 1.0%
JP Morgan US Treasury Plus Money Market Fund, 4.23%(a)
(Cost $2,257,116) ........................................................... 2,257,116 2,257,116
Total Investments – 99.9%
(Cost $209,169,839) ......................................................................... $ 219,521,318
Other Assets in Excess of Liabilities – 0.1% ......................................................... 112,239
Net Assets – 100.0% .......................................................................... $ 219,633,557
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company